Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Warrant Liabilities [Abstract]
Warrant liabilities
22.	Warrant liabilities

Public Warrants	No. of units (Note 2)	Amount
At January 1, 2023	996,297	$2,042,410
Warrants granted
Warrants exercised	(38,025)	(77,951)
Change in fair value	-	(1,676,977)
At December 31, 2023	958,272	$287,482

	Year ended December 31, 2023
Private Warrants	No. of units (Note 2)	Amount
At January 1, 2023	-	$-
Public warrants granted	2,000,000	9,222,288
Warrants exercised	-	-
Change in fair value	-	(3,288,288)
At December 31, 2023	$2,000,000	$5,934,000

	Year ended December 31, 2022
Public Warrants	No. of units (Note 2)	Amount
Transfer from capital reorganization ( Note 1)	1,002,508	$2,495,243
Warrants exercised	(6,211)	(15,514)
Change in fair value	-	(437,319)
At December 31, 2022	996,297	$2,042,410

Note 1:	Information relating to capital reorganization is provided in Note 24.

Note 2:	The units outstanding for the years have been restated for the 10-to-1 reverse stock split effective April 15, 2024.

a)	Public warrants may only be exercised for a whole number of shares. The public warrants will expire five years from the consummation of the business combination on the Closing Date or earlier upon redemption or liquidation. Once the warrants become exercisable, the Company may redeem the outstanding warrants for redemption at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption (the “30-day redemption period”) and if the closing price of the ordinary share equals or exceeds $18.00 per share (or $180.00 reflective of the 10-to-1 reverse stock split effective April 15, 2024) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders. Each warrant entitles the registered holder to purchase one share of ordinary share at a price of $11.50 (or $115.00 reflective of the 10-to-1 reverse stock split effective April 15, 2024) per share. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of issuances of ordinary share at a price below its exercise price, share dividend, extraordinary dividend or capital recapitalization, capital reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices.

b)	The private warrants were granted along with convertible preference shares associated with a securities purchase agreement entered on September 19, 2023. See Note 24 for the details. The private warrants have an initial exercise price of $1.50 per ordinary share (or $15.00 reflective of the 10-to-1 reverse stock split effective April 15, 2024) and are exercisable at any time after its issuance and will expire on the fifth anniversary of the date on which the private warrants become exercisable (“Termination Date”). The company may extend the duration of this warrant by delaying the termination date.